Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 02, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary compensation table total for Dennis Mathew ($) (1)	Compensation actually paid to Dennis Mathew ($)(2)	Summary compensation table total for Dexter Goei ($)(1)	Compensation actually paid to Dexter Goei ($)(2)	Average summary compensation table total for non-CEO named executive officers ($)(3)	Average compensation actually paid to non-CEO named executive officers ($)(4)	Value of initial fixed $100 investment based on:		Net Income ($)(in thousands)(7)	Adjusted EBITDA ($)(in thousands)(8)
							Total shareholder return ($)(5)	Peer group total shareholder return ($) (6)
2022	22,518,415	15,966,980	3,692,504	(52,162,514)	790,064	(6,523,720)	16.83	86.66	220,889	3,866,537
2021	—	—	38,333,508	(96,687,299)	5,935,507	(14,170,298)	59.18	98.39	1,010,932	4,427,251
2020	—	—	48,021,088	137,490,059	11,542,005	26,589,727	138.51	103.83	443,479	4,414,814

Company Selected Measure Name			Adjusted EBITDA.
Named Executive Officers, Footnote [Text Block]			Mr. Mathew was appointed CEO effective October 3, 2022, on which date Mr. Goei transitioned to the role of Executive Chairman of the Board. The dollar amounts reported for Mr. Mathew and Mr. Goei under “Summary Compensation Table Total” are the amounts of total compensation reported for Mr. Mathew and Mr. Goei for each corresponding year in the “Total” column of the "Summary Compensation Table" above.The dollar amounts reported under Average Summary Compensation Total for non-PEO NEOs represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding any individual serving as our CEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Michael Olsen, Colleen Schmidt, and Michael Grau; (ii) for 2021, Michael Olsen, Colleen Schmidt, Michael Grau and Abdelhakim Boubazine; (iii) for 2020, Michael Olsen, Colleen Schmidt, Michael Grau and Abdelhakim Boubazine.
Peer Group Issuers, Footnote [Text Block]			Represents the average peer group TSR. The peer group for each year used for this purpose was the peer group referenced by the Compensation Committee when making compensation decisions for each respective year.
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported for Mr. Mathew and Mr. Goei under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Mr. Mathew and Mr. Goei, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Mathew or Mr. Goei during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Mathew’s and Mr. Goei’ total compensation for each year to determine the compensation actually paid:

	Mr. Mathew	Mr. Goei
	2022	2022	2021	2020
Total Compensation as reported in Summary Compensation Table ("SCT")	$22,518,415	$3,692,504	$38,333,508	$48,021,088
Pension values reported in SCT	—	—	—	—
Fair value of equity awards granted during fiscal year reported in SCT	(20,637,931)	—	(36,572,220)	(43,630,842)
Pension value attributable to current years’ service and any change in pension value attributable to plan amendments made in the current year	—	—	—	—
Fair value of equity compensation granted in current year-value at end of year-end	14,086,496	—	36,377,643	98,006,696
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	—	(12,395,484)	(49,563,877)	8,122,309
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	—	(43,459,534)	(85,262,353)	26,970,808
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—
Compensation Actually Paid to CEO	$15,966,980	$(52,162,514)	$(96,687,299)	$137,490,059

Non-PEO NEO Average Total Compensation Amount			$ 790,064	$ 5,935,507	$ 11,542,005
Non-PEO NEO Average Compensation Actually Paid Amount			$ (6,523,720)	(14,170,298)	26,589,727
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported under Average Compensation Actually Paid for non-PEO NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages
	2022	2021	2020
Total Compensation as reported in SCT	$790,064	$5,935,507	$11,542,005
Pension values reported in SCT	5,153	(1,960)	(5,648)
Fair value of equity awards granted during fiscal year reported in SCT	—	(5,333,448)	(10,430,499)
Pension value attributable to current years’ service and any change in pension value attributable to plan amendments made in the current year	—	—	—
Fair value of equity compensation granted in current year-value at end of year-end	—	5,305,073	23,429,728
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(2,404,547)	(8,246,218)	197,576
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(4,914,390)	(7,142,936)	1,856,565
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	(4,686,316)	—
Compensation Actually Paid to NEOs	$(6,523,720)	$(14,170,298)	$26,589,727

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			Compensation Actually Paid and Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]			Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]			Compensation Actually Paid and Adjusted EBITDA
Total Shareholder Return Amount			$ 16.83	59.18	138.51
Peer Group Total Shareholder Return Amount			86.66	98.39	103.83
Net Income (Loss)			$ 220,889,000	$ 1,010,932,000	$ 443,479,000
Company Selected Measure Amount			3,866,537,000	4,427,251,000	4,414,814,000
PEO Name	Mr. Mathew	Mr. Goei		Mr. Goei	Mr. Goei
Additional 402(v) Disclosure [Text Block]			Cumulative total shareholder return ("TSR") of a $100 investment from the beginning of fiscal year 2020 through the end of each of the years indicated for the Company.The amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.See "Description of Non-GAAP Financial Measures" above for the definition of Adjusted EBITDA.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA;
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Share price
Mathew [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 22,518,415
PEO Actually Paid Compensation Amount			15,966,980
Goei [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			3,692,504	$ 38,333,508	$ 48,021,088
PEO Actually Paid Compensation Amount			(52,162,514)	(96,687,299)	137,490,059
PEO [Member] | Mathew [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mathew [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(20,637,931)
PEO [Member] | Mathew [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mathew [Member] | Equity Awards Granted Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			14,086,496
PEO [Member] | Mathew [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mathew [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mathew [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Goei [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Goei [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(36,572,220)	(43,630,842)
PEO [Member] | Goei [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Goei [Member] | Equity Awards Granted Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	36,377,643	98,006,696
PEO [Member] | Goei [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(12,395,484)	(49,563,877)	8,122,309
PEO [Member] | Goei [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(43,459,534)	(85,262,353)	26,970,808
PEO [Member] | Goei [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,153	(1,960)	(5,648)
Non-PEO NEO [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(5,333,448)	(10,430,499)
Non-PEO NEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Equity Awards Granted Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	5,305,073	23,429,728
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,404,547)	(8,246,218)	197,576
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,914,390)	(7,142,936)	1,856,565
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ (4,686,316)	$ 0